Emerging Markets Growth FundSM
Investment portfolio
March 31, 2021
unaudited
Common stocks 94.11% Asia-Pacific 72.26% China 37.52%	Shares	Value (000)
Adagene Inc. (ADR)[1]	175,662	$3,153
Alibaba Group Holding Ltd.[1,2]	842,172	23,832
BeiGene, Ltd. (ADR)[1,3]	244,871	85,234
CanSino Biologics Inc., Class H1,2,3	929,483	35,294
China East Education Holdings Ltd.[2]	1,346,187	2,940
China Gas Holdings Ltd.[2,3]	1,649,800	6,758
China Merchants Bank Co., Ltd., Class H2	5,050,000	38,642
China Resources Gas Group Ltd.[2]	1,558,000	8,662
China Resources Land Ltd.[2]	7,986,787	38,691
China Tower Corp. Ltd., Class H2	15,430,000	2,289
ENN Energy Holdings Ltd.[2]	610,000	9,799
Gracell Biotechnologies Inc., Class A (ADR)[1]	403,524	6,214
Gree Electric Appliances, Inc. of Zhuhai, Class A2	1,652,986	15,818
Guangzhou Baiyun International Airport Co. Ltd., Class A2	2,283,632	4,657
Haitian International Holdings Ltd.[2]	1,523,000	6,082
Hangzhou Tigermed Consulting Co., Ltd., Class A2	400,325	9,197
Hangzhou Tigermed Consulting Co., Ltd., Class H1,2	300,400	5,965
HBM Holdings Ltd.[1,2]	5,537,000	6,359
Hefei Meyer Optoelectronic Technology Inc., Class A2	646,557	4,175
Huazhu Group Ltd. (ADR)[1]	494,808	27,165
Hutchison China MediTech Ltd.[1,2]	21,080	118
Hutchison China MediTech Ltd. (ADR)[1,3]	1,246,680	35,219
HUYA, Inc. (ADR)[1]	186,095	3,625
IMAX China Holding, Inc.[2]	1,432,429	3,183
Jiangsu Hengrui Medicine Co., Ltd., Class A2	3,549,507	49,990
Kuaishou Technology, Class B1,2,4,5	354,900	9,861
Kuaishou Technology, Class B1,2	11,037	383
Kweichow Moutai Co., Ltd., Class A2	50,561	15,541
Legend Biotech Corp. (ADR)[1]	888,001	25,770
Longfor Group Holdings Ltd.[2]	7,851,112	52,278
Meituan, Class B1,2	211,600	8,152
Midea Group Co., Ltd., Class A2	776,760	9,750
Ming Yuan Cloud Group Holdings Ltd.[1,2]	1,342,486	6,211
NetEase, Inc.[2]	622,229	12,860
NetEase, Inc. (ADR)	186,502	19,258
Oneconnect Financial Technology Co., Ltd. (ADR)[1,3]	1,142,617	16,888
Pinduoduo Inc. (ADR)[1]	14,160	1,896
Ping An Insurance (Group) Company of China, Ltd., Class H2	4,604,200	54,985
Pop Mart International Group Ltd.[1,2]	26,728	205
Shandong Pharmaceutical Glass Co., Ltd., Class A2	435,000	2,640
Shandong Sinocera Functional Material Co., Ltd., Class A2	584,332	3,802
Shanghai International Airport Co., Ltd., Class A2	976,000	8,632
Tencent Holdings Ltd.[2]	585,600	46,167
Trip.com Group Ltd. (ADR)[1]	583,098	23,108
Venustech Group Inc., Class A2	3,617,709	18,439
WuXi Biologics (Cayman) Inc.[1,2]	1,063,500	13,415
Emerging Markets Growth Fund — Page 1 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) China (continued)	Shares	Value (000)
XPeng Inc., Class A (ADR)[1]	266,596	$9,733
Yeahka Ltd.[1,2,3]	2,594,400	18,215
Yunnan Energy New Material Co., Ltd., Class A2	635,473	10,886
		822,136
Hong Kong 6.08%
AIA Group Ltd.[2]	5,116,000	62,239
ESR Cayman Ltd.[1,2]	2,649,600	8,710
First Pacific Co. Ltd.[2]	31,018,000	10,223
Galaxy Entertainment Group Ltd.[1,2]	2,595,500	23,475
Hong Kong Exchanges and Clearing Ltd.[2]	267,600	15,825
Wynn Macau, Ltd.[2]	6,566,229	12,797
		133,269
India 12.58%
Asian Paints Ltd.[2]	192,609	6,696
Astral Poly Technik Ltd.[2]	363,782	8,057
Avenue Supermarts Ltd.[1,2]	82,536	3,232
Berger Paints India Ltd.[2]	921,866	9,661
Bharti Airtel Ltd.[2]	3,377,986	23,933
City Union Bank Ltd.[1,2]	879,028	1,880
Coforge Ltd.[2]	352,801	14,157
Dabur India Ltd.[2]	354,984	2,626
Genpact Ltd.	275,598	11,801
Godrej Consumer Products Ltd.[1,2]	314,141	3,139
Havells India Ltd.[2]	417,707	6,018
HDFC Bank Ltd.[1,2]	1,142,662	23,254
HDFC Bank Ltd. (ADR)[1]	6,300	489
ICICI Bank Ltd.[1,2]	1,189,449	9,503
ICICI Bank Ltd. (ADR)[1]	1,529,268	24,514
Indian Energy Exchange Ltd.[2]	754,858	3,438
Indus Towers Ltd.[2]	1,884,110	6,339
Info Edge (India) Ltd.[1,2]	86,415	5,074
Infosys Ltd.[2]	336,396	6,310
ITC Ltd.[2]	2,183,049	6,532
Kotak Mahindra Bank Ltd.[1,2]	576,941	13,873
MakeMyTrip Ltd., non-registered shares[1]	106,129	3,352
Maruti Suzuki India Ltd.[2]	59,870	5,628
Power Grid Corp. of India Ltd.[2]	5,138,871	15,176
Reliance Industries Ltd.[2]	975,518	26,813
TeamLease Services Ltd.[1,2]	355,773	18,376
Tube Investments of India Ltd.[2]	71,849	1,176
United Spirits Ltd.[1,2]	897,251	6,838
Varun Beverages Ltd.[2]	347,669	4,782
Westlife Development Ltd.[1,2]	469,615	2,958
		275,625
Indonesia 5.33%
Astra International Tbk PT2	27,674,100	10,099
Bank BTPN Syariah Tbk PT2	30,819,359	7,407
Bank Central Asia Tbk PT2	1,766,860	3,787
Bank Mandiri (Persero) Tbk PT2	95,474,908	40,503
Bank Rakyat Indonesia (Persero) Tbk PT1,2	28,202,900	8,558
Emerging Markets Growth Fund — Page 2 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Indonesia (continued)	Shares	Value (000)
Elang Mahkota Teknologi Tbk PT1,2	201,345,350	$31,503
PT Surya Citra Media Tbk[1,2]	127,106,344	14,894
		116,751
Philippines 1.18%
Ayala Corp.[2]	677,970	10,347
Bloomberry Resorts Corp.[1,2]	54,034,364	7,750
International Container Terminal Services, Inc.[2]	3,162,076	7,890
		25,987
Singapore 0.51%
Sea Ltd., Class A (ADR)[1]	34,863	7,782
Yoma Strategic Holdings Ltd.[1,2]	31,959,732	3,306
		11,088
South Korea 4.07%
Hugel, Inc.[1,2]	32,425	5,126
NAVER Corp.[2]	38,276	12,802
NCSoft Corp.[2]	2,735	2,117
NHN KCP Corp.[1,2]	135,648	6,031
Samsung Electronics Co., Ltd.[2]	584,320	42,206
Samsung Electronics Co., Ltd. (GDR)[2,5]	9,684	17,676
SK hynix, Inc.[2]	26,701	3,144
		89,102
Taiwan 3.70%
MediaTek Inc.[2]	510,042	17,530
Momo.com Inc.[2]	43,000	1,503
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	2,777,812	57,760
Vanguard International Semiconductor Corp.[2]	1,106,000	4,224
		81,017
Thailand 0.23%
Airports of Thailand PCL, foreign registered[2]	2,253,000	4,987
Vietnam 1.06%
Masan Group Corp.[2]	2,875,120	11,556
Vinhomes JSC[1,2]	2,776,495	11,738
		23,294
Total Asia-Pacific		1,583,256
Eastern Europe and Middle East 10.29% Hungary 0.40%
Wizz Air Holdings PLC[1,2]	132,209	8,792
Kazakhstan 0.98%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[2,5]	891,987	12,546
Kaspi.kz JSC[2,5]	126,292	8,967
		21,513
Emerging Markets Growth Fund — Page 3 of 9

unaudited
Common stocks (continued) Eastern Europe and Middle East (continued) Poland 0.46%	Shares	Value (000)
CD Projekt SA1,2	55,755	$2,688
Huuuge, Inc.[1,2]	693,800	7,426
		10,114
Russian Federation 7.98%
Alrosa PJSC[2]	2,230,604	3,119
Baring Vostok Capital Fund IV Supplemental Fund, LP1,2,4,6,7,8	43,189,450	3,015
Baring Vostok Private Equity Fund IV, LP1,2,4,6,7,8	23,604,516	3,083
Detsky Mir PJSC[2]	8,587,997	16,199
Gazprom PJSC (ADR)[2]	1,260,001	7,518
Moscow Exchange MICEX-RTS PJSC[2]	5,386,066	12,378
New Century Capital Partners, LP1,2,4,6,8	5,247,900	116
QIWI PLC, Class B (ADR)	183,518	1,955
Rosneft Oil Company PJSC (GDR)[2]	624,586	4,718
Sberbank of Russia PJSC[2]	1,220,014	4,681
Sberbank of Russia PJSC (ADR)[2]	2,982,620	45,967
TCS Group Holding PLC (GDR)[2,5]	214,424	12,465
TCS Group Holding PLC (GDR)[2]	141,882	8,248
Yandex NV, Class A1	799,833	51,237
		174,699
Slovenia 0.27%
Nova Ljubljanska Banka dd (GDR)[1,2]	477,955	5,879
Turkey 0.20%
Aktas Elektrik Ticaret AS1,2,4	4,273	—[9]
Pegasus Hava Tasimaciligi AS1,2	503,762	4,424
		4,424
Total Eastern Europe and Middle East		225,421
Latin America 6.79% Argentina 0.19%
Loma Negra Compania Industrial Argentina SA (ADR)	675,049	4,273
Brazil 5.30%
Boa Vista Servicos SA	1,633,875	3,341
BR Malls Participacoes SA, ordinary nominative[1]	3,338,519	6,003
CCR SA, ordinary nominative	1,705,714	3,915
Cyrela Brazil Realty SA, ordinary nominative	149,866	656
ENGIE Brasil Energia SA, ordinary nominative (ADR)	6	—[9]
Estre Ambiental Inc.[1,5]	591,120	39
Gerdau SA (ADR)	527,211	2,815
Hypera SA, ordinary nominative	3,930,441	22,366
Lojas Americanas SA, ordinary nominative	755,838	2,793
Nexa Resources SA	421,777	4,323
PagSeguro Digital Ltd., Class A1	330,703	15,312
Patria Investments Ltd., Class A1	477,819	8,324
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	118,713	1,007
Rede D’Or Sao Luiz SA	828,500	9,554
Vale SA, ordinary nominative	585,060	10,183
Emerging Markets Growth Fund — Page 4 of 9

unaudited
Common stocks (continued) Latin America (continued) Brazil (continued)	Shares	Value (000)
Vale SA, ordinary nominative (ADR)	1,326,871	$23,061
Vinci Partners Investments Ltd., Class A1	188,393	2,478
		116,170
Mexico 1.30%
América Móvil, SAB de CV, Series L (ADR)	1,183,718	16,075
Bolsa Mexicana de Valores, SAB de CV, Series A	6,105,600	12,322
		28,397
Total Latin America		148,840
Other markets 2.56% Belgium 0.11%
Anheuser-Busch InBev SA/NV2	39,299	2,478
Canada 0.10%
Barrick Gold Corp.	107,666	2,132
United Kingdom 1.28%
Airtel Africa PLC[2]	7,245,400	7,912
British American Tobacco PLC[2]	141,141	5,398
Network International Holdings PLC[1,2]	1,816,289	10,358
Sedibelo Platinum Mines Ltd.[1,2,4]	17,665,800	4,358
		28,026
United States 1.07%
Fabrinet, non-registered shares[1]	15,180	1,372
MercadoLibre, Inc.[1]	10,841	15,960
Philip Morris International Inc.	47,274	4,195
Samsonite International SA1,2	961,665	1,862
		23,389
Total Other markets		56,025
Africa 2.21% Federal Republic of Nigeria 0.39%
Guaranty Trust Bank PLC[2]	126,924,542	8,686
South Africa 1.82%
AngloGold Ashanti Ltd.[2]	255,116	5,578
Discovery Ltd.[1,2]	2,010,186	18,058
MTN Group Ltd.[2]	2,759,900	16,224
		39,860
Total Africa		48,546
Total common stocks (cost: $1,304,537,000)		2,062,088
Preferred securities 2.73% Asia-Pacific 2.06% South Korea 2.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares[2]	696,324	45,051
Emerging Markets Growth Fund — Page 5 of 9

unaudited
Preferred securities (continued) Latin America 0.67% Brazil 0.67%	Shares	Value (000)
Azul SA, preferred nominative shares (ADR)[1,3]	169,507	$3,422
Gerdau SA, preferred nominative shares	733,652	3,939
GOL Linhas Aéreas Inteligentes SA, preferred nominative[1]	569,400	2,176
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[1,3]	535,000	4,093
Lojas Americanas SA, preferred nominative	254,159	1,009
		14,639
Total preferred securities (cost: $47,682,000)		59,690
Rights & warrants 0.11% Asia-Pacific 0.11% China 0.11%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,2,5,8]	65,900	2,389
Total rights & warrants (cost: $2,695,000)		2,389
Short-term securities 4.75% Money market investments 3.19%
Capital Group Central Cash Fund 0.08%[10,11]	698,405	69,848
Money market investments purchased from securities lending collateral 1.56%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[10,12]	9,300,000	9,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[10,12]	8,900,000	8,900
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	5,539,498	5,539
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[10,12]	3,300,000	3,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[10,12]	2,900,000	2,900
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[10,12]	2,600,000	2,600
Capital Group Central Cash Fund 0.08%[10,11,12]	15,016	1,502
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[10,12]	300,000	300
		34,341
Total short-term securities (cost: $104,188,000)		104,189
Total investment securities 101.70% (cost: $1,459,102,000)		2,228,356
Other assets less liabilities (1.70)%		(37,266)
Net assets 100.00%		$2,191,090
Emerging Markets Growth Fund — Page 6 of 9

unaudited
Investments in affiliates11

	Value of affiliates at 7/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 3.26%
Money market investments 3.19%
Capital Group Central Cash Fund 0.08%[10]	$20,231	$350,789	$301,172	$—[9]	$—[9]	$69,848	$39
Money market investments purchased from securities lending collateral 0.07%
Capital Group Central Cash Fund 0.08%[10,12]	—	—[13]	—[13]	—[13]	—[13]	1,502	—[13]
Total short-term securities						71,350
Total 3.26%				$—[9]	$—[9]	$71,350	$39
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,578,636,000, which represented 72.05% of the net assets of the fund. This amount includes $1,555,814,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $32,442,000, which represented 1.48% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,943,000, which represented 2.92% of the net assets of the fund.
[6]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[7]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Amount less than one thousand.
[10]	Rate represents the seven-day yield at 3/31/2021.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Private Equity Fund IV, LP	4/25/2007-12/28/2020	$13,111	$3,083.14%
Baring Vostok Capital Fund IV Supplemental Fund, LP	10/8/2007-8/29/2019	28,303	3,015.13
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023	3/15/2021-3/18/2021	2,696	2,389.11
New Century Capital Partners, LP	12/7/1995	—	116.01
Total private placement securities		$ 44,110	$ 8,603.39%
Emerging Markets Growth Fund — Page 7 of 9

unaudited
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. As of March 31, 2021, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $3,179,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
Emerging Markets Growth Fund — Page 8 of 9

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$305,201	$1,268,194	$9,861	$1,583,256
Eastern Europe and Middle East	53,192	166,015	6,214	225,421
Latin America	148,840	—	—	148,840
Other markets	23,659	28,008	4,358	56,025
Africa	—	48,546	—	48,546
Preferred securities	14,639	45,051	—	59,690
Rights & warrants	—	2,389	—	2,389
Short-term securities	104,189	—	—	104,189
Total	$649,720	$1,558,203	$20,433	$2,228,356
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-015-0521O-S78006	Emerging Markets Growth Fund — Page 9 of 9